Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 13,079	$ 13,592
Loans collectively evaluated for impairment	378,416	379,076
Total Gross Loans	391,495	392,668
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	12,888	11,248
Loans collectively evaluated for impairment	312,724	296,468
Total Gross Loans	325,612	307,716
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	70	2,224
Loans collectively evaluated for impairment	39,298	54,897
Total Gross Loans	39,368	57,121
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	121	120
Loans collectively evaluated for impairment	26,394	27,711
Total Gross Loans	$ 26,515	$ 27,831